Income Taxes - Components of Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Federal net operating loss carryforward	$ 53,618,000	$ 28,548,000
Derivative instruments	46,754,000	54,222,000
Long-term debt	15,953,000	8,196,000
Property, plant and equipment	13,680,000	8,385,000
Other	393,000	1,130,000
Less: valuation allowance	(130,398,000)	(100,481,000)
Total net deferred tax asset	0	0
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	153,200,000
Uncertain tax positions	0	$ 0
Valuation Allowance, Deferred Tax Asset, Increase, Amount	$ 29,900,000